Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Contract liabilities	$ 3,086	$ 6,491	$ 6,111
Period of revenue to be recognized	1 year